Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Summary of Changes to Restructuring-Related Liabilities
The following tables summarize the change to our restructuring-related liabilities and identify the amounts recorded within the Company’s reporting segments for restructuring charges and corresponding payments and utilizations:

	Personnel Related	Facility Related	Other (a)	Total
Balance as of January 1, 2011	$—	$6	$—	$6
Restructuring expense	5	—	—	5
Acquired restructuring obligation	—	1	—	1
Cash payment/utilization	(4)	(6)	—	(10)
Balance as of December 31, 2011	1	1	—	2
Restructuring expense	37	—	1	38
Cash payment/utilization	(26)	—	(1)	(27)
Balance as of December 31, 2012	12	1	—	13
Restructuring expense	34	6	21	61
Cash payment/utilization	(29)	(2)	(21)	(52)
Balance as of December 31, 2013	$17	$5	$—	$22
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(a)	Includes expenses related to the disposition of vehicles.

	North America	International	Truck Rental	Total
Balance as of January 1, 2011	$6	$—	$—	$6
Restructuring expense	2	3	—	5
Acquired restructuring obligation	—	1	—	1
Cash payment/utilization	(7)	(3)	—	(10)
Balance as of December 31, 2011	1	1	—	2
Restructuring expense	1	36	1	38
Cash payment/utilization	(1)	(25)	(1)	(27)
Balance as of December 31, 2012	1	12	—	13
Restructuring expense	7	33	21	61
Cash payment/utilization	(7)	(24)	(21)	(52)
Balance as of December 31, 2013	$1	$21	$—	$22